Segment Information (Summary of Financial Information by Geographical Area (Parenthetica)) (Detail) - Sales revenue [Member] - Canpotex [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
China [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	13.00%	9.00%
Other Countries [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	12.00%	11.00%
Latin America [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	40.00%	47.00%
India [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	7.00%	5.00%
Other Asian markets [Member]
Disclosure of geographical areas [Line Items]
Sales volume percentage	28.00%	28.00%